Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Roll Forward]	$ 3,442,996	$ 2,831,530
Beginning balance	1,186,968
Ending balance	1,016,050	1,186,968
Dry-docking Activity
Property, Plant and Equipment [Line Items]
Beginning balance	51,020	31,239	$ 38,764
Transfer to vessel held for sale and write-down of vessels	(3,367)	(896)	(766)
Dry-dock amortization	(17,394)	(15,383)	(13,727)
Ending balance	58,311	51,020	31,239
Property, Plant and Equipment, Additions	18,870	$ 36,060	$ 6,968
Dry-docking Activity | Evergas
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 9,182